Supplemental Information on Oil and Gas Operations (Unaudited)	12 Months Ended
Dec. 31, 2013
Supplemental Information on Oil and Gas Operations (Unaudited) [Abstract]
Supplemental Information on Oil and Gas Operations (Unaudited)
Note 10 Supplemental Information on Oil and Gas Operations (Unaudited)

This supplementary oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board (“FASB”) Topic 932 - “Extractive Activities - Oil and Gas”.

The Company retains qualified independent reserves evaluators to evaluate the Company’s proved oil reserves. The Company does not have any natural gas reserves.  For the year ended December 31, 2013 the report by LaRoche Petroleum Consultants (“LaRoche”) covered 100% of the Company’s proved oil reserves.

Proved oil and natural gas reserves, as defined within the SEC Rule 4-10(a)(22) of Regulation S-X, are those quantities of oil and gas, which, by analysis of geoscience and engineering data can be estimated with reasonable certainty to be economically producible from a given date forward from known reservoirs, and under existing economic conditions, operating methods and government regulations prior to the time of which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether determinable or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time. Developed oil and natural gas reserves are reserves that can be expected to be recovered from existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well; and through installed extraction equipment and infrastructure operational at the time of the reserves estimate is the extraction is by means not involving a well. Estimates of the Company’s oil reserves are subject to uncertainty and will change as additional information regarding producing fields and technology becomes available and as future economic and operating conditions change.

The following table summarizes the Company’s proved developed and undeveloped reserves (all oil) within the United States, net of royalties, as of December 31, 2013:

Oil (MBbls)	2013	2012
Proved reserves as at January 1	26,583	12,800
Extensions and discoveries	1,291	25,434
Dispositions	0	-
Production	(9,453)	(11,651)
Revisions of prior estimates	2,531	-
Total Proved reserves as at December 31	20,952	26,583

Oil (MBbls)	2013	2012
Proved developed producing	20,952		26,583
Non-producing	-		-
Proved undeveloped	2,417		1,088
Total Proved reserves as at December 31	23,369		27,671

Capitalized Costs Related to Oil and Gas Assets	2013	2012

Proved properties	3,225,769	2,454,855
Unproved properties	1,520,870	2,162,315
Total	4,746,639	4,617,169
Less: amount impaired	(2,268,977)	(1,515,112)
Capitalized cost, net of impairment	2,477,662	3,102,057
Less: accumulated depletion	(707,143)	(574,809)
	1,770,519	2,527,248

Costs incurred in Oil and Gas Activities:	2013	2012

Development	734,642	374,967
Exploration	-	-
Total	734,642	374,967

Standardized Measure of Discounted Future Net Cash Flows From Proved Oil Reserves and Changes Therein:

The following standardized measure of discounted future net cash flows from proved oil reserves has been computed using the average first-day-of-the-month price during the previous 12-month period, costs as at the balance sheet date and year-end statutory income tax rates. A discount factor of 10% has been applied in determining the standardized measure of discounted future net cash flows. The Company does not believe that the standardized measure of discounted future net cash flows will be representative of actual future net cash flows and should not be considered to represent the fair value of the oil properties. Actual net cash flows will differ from the presented estimated future net cash flows due to several factors including:

•	Future production will include production not only from proved properties, but may also include production from probable and possible reserves;

•	Future production of oil and natural gas from proved properties may differ from reserves estimated;

•	Future production rates may vary from those estimated;

•	Future rather than average first-day-of-the-month prices during the previous 12-month period and costs as at the balance sheet date will apply;

•	Economic factors such as changes to interest rates, income tax rates, regulatory and fiscal environments and operating conditions cannot be determined with certainty;

•	Future estimated income taxes do not take into account the effects of future exploration expenditures; and

•	Future development and asset retirement obligations may differ from those estimated.

Future net revenues, development, production and restoration costs have been based upon the estimates referred to above. The following tables summarize the Company’s future net cash flows relating to proved oil reserves based on the standardized measure as prescribed in FASB Topic 932 - “Extractive Activities - Oil and Gas”:

	2013	2012

Future cash inflows	1,865,657	2,385,359
Future operating costs	(849,221)	(922,697)
Future development costs	-	-
Future asset retirement costs	(39,138)	(38,217)
Future income taxes	-	-
Future net cash flows	977,298	1,424,445
10% discount factor	(216,870)	(342,462)
Standardized measure	760,428	1,081,983

Reconciliation of future cash flows relating to proved reserves:
	2013	2012

Undiscounted value as at January 1	1,424,445	410,990
Extensions and discoveries	198,960	1,134,342
Dispositions	-	-
Production	(847,257)	(959,388)
Revisions of prior volume estimates	201,150	1,175,741
Revisions of pricing	-	(337,240)
Undiscounted value as at December 31	977,298	1,424,445
10% discount factor	(216,870)	(342,462)
Standardized measure	760,428	1,081,983